Label	Element	Value
First Investors Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED MAY 4, 2018

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS DATED JANUARY 31, 2018

1.
In “The Funds Summary Section” for the Equity Income Fund, the last row in the table headed “Average Annual Total Returns For Periods Ended December 31, 2017” is deleted and replaced with the following:

	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)**	13.67%	14.04%	7.10%	12.05%
	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%	14.24%

** The Fund changed its primary broad based securities index to the Russell 1000 Value Index from the S&P 500 Index as of May 1, 2018. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.

* *  * *

Please retain this Supplement for future reference.

IEP5182

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Equity Income Fund